Long-Term Prepaid Expenses (Tables)	12 Months Ended
Dec. 31, 2014
Long-Term Prepaid Expenses [Abstract]
Schedule of long-term prepaid expenses
	December 31,
	2014	2013
Long-term prepaid rental expenses	$377,794	$379,531
Less: Accumulated amortization	(20,464)	(1,581)
	$357,330	$377,950